Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Disclosure of Trade and Other Payables [Abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
The Company’s trade and other payables are comprised of the following:

	June 30, 2022	June 30, 2021
Payroll and employee benefits	$10,005	$9,601
Trade payables	1,852	2,458
Deferred share units	3,810	4,688
Customer deposits	9,850	3,701
Accrued liabilities	6,397	13,417
Accrued warranty	32	15
Sales taxes payable	598	236
Derivative liability	83	—
	$32,627	$34,116